Provisions for Legal Proceedings (Details) - Schedule of Changes in Provisions - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance		$ 478,065	$ 482,089
Additions, reversals and changes in estimates			839,178
Payments			(822,522)
Indexation			15,263
Exchange rate variation			(35,943)
Ending balance			478,065
Labor [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance		96,551	128,050
Additions, reversals and changes in estimates			62,926
Payments			(91,134)
Indexation			4,974
Exchange rate variation			(8,265)
Ending balance			96,551
Civil [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance		281,135	265,955
Additions, reversals and changes in estimates			760,767
Payments			(729,084)
Indexation			6,150
Exchange rate variation			(22,653)
Ending balance			281,135
Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance		100,379	88,084
Additions, reversals and changes in estimates			15,485
Payments			(2,304)
Indexation			4,139
Exchange rate variation			(5,025)
Ending balance			100,379
Changes in Provisions [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	$ 427,490	478,065
Additions, reversals and changes in estimates	208,617	145,219
Payments	(184,494)	(236,716)
Indexation	40,873	24,491
Exchange rate variation	20,907	16,431
Ending balance	513,393	427,490	478,065
Changes in Provisions [Member] | Labor [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	99,270	96,551
Additions, reversals and changes in estimates	60,835	47,771
Payments	(69,450)	(61,399)
Indexation	9,654	9,622
Exchange rate variation	7,695	6,725
Ending balance	108,004	99,270	96,551
Changes in Provisions [Member] | Civil [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	222,800	281,135
Additions, reversals and changes in estimates	143,009	106,831
Payments	(114,340)	(172,299)
Indexation	14,992	4,329
Exchange rate variation	4,528	2,804
Ending balance	270,989	222,800	281,135
Changes in Provisions [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings - Schedule of Changes in Provisions [Line Items]
Beginning balance	105,420	100,379
Additions, reversals and changes in estimates	4,773	(9,383)
Payments	(704)	(3,018)
Indexation	16,227	10,540
Exchange rate variation	8,684	6,902
Ending balance	$ 134,400	$ 105,420	$ 100,379